Cover	Feb. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2025
Entity File Number	333-273163
Entity Registrant Name	EQT Exeter Real Estate Income Trust, Inc.
Entity Central Index Key	0001946997
Entity Tax Identification Number	88-4108741
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Five Radnor Corporate Center
Entity Address, Address Line Two	100 Matsonford Road
Entity Address, Address Line Three	Suite 250
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	828-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true